Goodwill and Intangible Assets - Changes in Goodwill for Each Reportable Segment (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2019		Sep. 30, 2019	Sep. 30, 2018
Goodwill [Roll Forward]
Beginning balance	$ 1,761		$ 1,692	$ 1,685
Acquisitions	0		89	12
Other adjustments	7	[1]	(20)	(5)
Ending balance	1,768		1,761	1,692
Recorded Music
Goodwill [Roll Forward]
Beginning balance	1,297		1,228	1,221
Acquisitions	0		89	12
Other adjustments	7	[1]	(20)	(5)
Ending balance	1,304		1,297	1,228
Music Publishing
Goodwill [Roll Forward]
Beginning balance	464		464	464
Acquisitions	0		0	0
Other adjustments	0	[1]	0	0
Ending balance	$ 464		$ 464	$ 464

[1]	Other adjustments during the three months ended December 31, 2019 represent foreign currency movements.